Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income for purposes of calculating basic and diluted earnings per share	$ 22,902	$ 23,176	$ 46,017	$ 41,597
Weighted average shares outstanding (in shares)	84,783	84,566	84,774	84,534
Weighted average common and common equivalent shares outstanding (in shares)	86,338	86,128	86,344	86,066
Earning Per Share (Basic)	$ 0.27	$ 0.27	$ 0.54	$ 0.49
Earning Per Share (Diluted)	$ 0.27	$ 0.27	$ 0.53	$ 0.48
Share-based Payment Arrangement, Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of employee stock options (in shares)	401	421	433	417
Restricted Stock Units (RSUs) [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of employee stock options (in shares)	1,154	1,141	1,137	1,115